                                                   Filed pursuant to Rule 497(e)
                                    under the Securities Act of 1933, as amended
                                                 File Registration No.: 33-65632

                              SCHRODER SERIES TRUST

                      Supplement dated October 24, 2006 to

            Statement of Additional Information dated August 30, 2006

     With this supplement, the Statement of Additional Information is being updated in respect to the Schroder Strategic Bond Fund (the "Fund").

INVESTMENT RESTRICTIONS
-----------------------

     In order to clarify the concentration policy of the Fund, the "Investment
Restrictions" section is hereby amended to add the following explanatory note with respect to the fourth fundamental investment restriction of the Fund:

     Note: The Trust does not consider any of the following sovereign governments as an industry for purposes of this investment restriction:
     Japan, Australia, Germany, France, Canada, Italy, the United Kingdom,
     Sweden, Switzerland, the Netherlands, Austria, Belgium, Spain, Portugal,
     Greece, Luxembourg, Finland, Denmark, and Ireland.